Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee Compensation and benefits costs	$ 2,426	$ 4,178
Research and development expenses	4,237	1,923
Consulting and professional services	2,215	1,215
Other liabilities	85	592
Accrued expenses and other liabilities	$ 8,963	$ 7,908